Investment in Joint Venture (Details) - Schedule of Investment in Joint Venture - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Investment in Joint Venture (Details) - Schedule of Investment in Joint Venture [Line Items]
Shares in Tanbreez Mining Greenland A/S		$ 5,000,000
Financial assets at fair value through profit or loss at end of period		5,000,000
Balance at beginning of period
Purchase of unlisted investments	[1]	$ 5,000,000

[1]	On 5 June 2024 CRML entered into a heads of agreement to acquire 92.5% of the issued capital of Rimbal Pty Ltd (Vendor) which is the registered holder of 92.5% of the issued capital of Tanbreez Mining Greenland A/S (Tanbreez) which holds the only exploitation permit for rare earths in Greenland (HOA). The HOA was comprised of the following stages: